Investments	12 Months Ended
Mar. 31, 2019
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Investments

2.2 Investments

The carrying value of investments are as follows:

(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Current investments
Amortized cost:
Quoted debt securities
Cost	3	—
Fair value through profit and loss:
Liquid mutual funds
Fair value	258	12
Fair Value through Other comprehensive income:
Quoted debt securities
Fair value	267	117
Commercial paper
Fair value	72	45
Certificates of deposit
Fair value	358	808
	958	982
Non-Current investments
Amortized cost:
Quoted debt securities
Cost	274	291
Fair value through Other comprehensive income:
Quoted debt securities
Fair value	310	493
Unquoted equity and preference securities
Fair value	15	21
Fair value through profit and loss:
Unquoted convertible promissory note
Fair value	—	2
Fixed maturity plan securities
Fair value	66	66
Unquoted Preference securities
Fair value	3	—
Others:
Fair value	2	10
	670	883
Total Investments	1,628	1,865
Investment carried at amortized cost	277	291
Investments carried at fair value through other comprehensive income	1,022	1,484
Investments carried at fair value through profit and loss	329	90

Note:	Uncalled capital commitments outstanding as of March 31, 2019 and March 31, 2018 was $12 million and $12 million, respectively.

Refer note 2.3 for accounting policies on financial instruments.

Details of amounts recorded in other comprehensive income:

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2019
	Gross	Tax	Net
Quoted debt securities	1	—	1
Certificate of deposits	(1)	—	(1)
Unquoted equity and preference securities	9	1	10

Net gain / (loss) on	Year ended March 31, 2018
	Gross	Tax	Net
Quoted debt securities	(2)	—	(2)
Certificate of deposits	3	(1)	2
Unquoted equity and preference securities	1	—	1

Net gain / (loss) on	Year ended March 31, 2017
	Gross	Tax	Net
Quoted debt securities	(1)	—	(1)
Certificate of deposits	(1)	—	(1)
Unquoted equity and preference securities	(1)	—	(1)

Method of fair valuation:

(Dollars in millions)
		Fair value
		As at March 31
Class of investment	Method	2019	2018
Liquid mutual funds	Quoted price	258	12
Fixed Maturity Plan securities	Market observable inputs	66	66
Quoted debt securities- carried at amortized cost	Quoted price and market observable inputs	307	330
Quoted debt securities- carried at Fair value through other comprehensive income	Quoted price and market observable inputs	577	610
Commercial paper	Market observable inputs	72	45
Certificate of deposits	Market observable inputs	358	808
Unquoted equity and preference securities at fair value through other comprehensive income	Discounted cash flows method, Market multiples method, Option pricing model, etc	15	21
Unquoted equity and preference securities- carried at fair value through profit or loss	Discounted cash flows method, Market multiples method, Option pricing model, etc	3	—
Unquoted convertible promissory note	Discounted cash flows method, Market multiples method, Option pricing model, etc	—	2
Others	Discounted cash flows method, Market multiples method, Option pricing model, etc	2	10
		1,658	1,904

Note: Certain quoted investments are classified as Level 2 in the absence of active market for such investments.